MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2017
Disclosure Of Detailed Information About Marketable Securities [Abstract]
MARKETABLE SECURITIES
MARKETABLE SECURITIES

	December 31, 2017	December 31, 2016
	$	$
Balance, beginning of year	148,944	88,184
Additions	5,295	7,329
Additions from the acquisition of Seabee Gold Operation (note 3)	—	351
Disposals	(72,132)	(5,327)
Fair value adjustments	31,894	58,407
Balance, end of year	114,001	148,944

Subsequent to the reporting date, we disposed of marketable securities for cash proceeds of $24,983,000.